Derivative Instruments and Accounting Hedges (Details) - Schedule of Details of the Hedged elements and hedge instruments under fair value hedges - Fair value hedge - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Commercial loans [Member]
Hedged element
Notional Amounts	$ 1,788	$ 5,031
Corporate bonds
Hedged element
Notional Amounts		29,508
Cross currency swap
Hedged element
Notional Amounts	1,788	5,031
Interest rate swap
Hedged element
Notional Amounts		$ 29,508